Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 149,529	$ 88,876
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	61,676	40,922
Bad debt expense (recovery), net	2,225	(254)
Unrealized losses on interest rate swaps , net	5,758	9,516
Amortization of debt issuance costs	5,878	2,711
Amortization of intangible assets	4,775	4,788
Amortization of acquired net (below) above-market leases	(353)	170
Amortization of deferred revenue	(6,425)	(5,345)
Amortization of unearned income on direct financing and sales-type leases	(6,798)	(6,044)
Gains on sale of containers, net	(23,724)	(21,379)
Gain on sale of containers to noncontrolling interest	(19,773)
Share-based compensation expense	4,663	4,316
Changes in operating assets and liabilities	(18,433)	539
Total adjustments	9,469	29,940
Net cash provided by operating activities	158,998	118,816
Cash flows from investing activities:
Purchase of containers and fixed assets	(761,191)	(164,035)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired	(11,783)
Proceeds from sale of containers and fixed assets	57,308	44,342
Receipt of principal payments on direct financing and sales-type leases	22,858	34,393
Net cash used in investing activities	(692,808)	(85,300)
Cash flows from financing activities:
Proceeds from revolving credit facility	166,000	51,000
Principal payments on revolving credit facility	(134,000)	(29,000)
Proceeds from secured debt facility	591,000	109,000
Principal payments on secured debt facility	(353,802)	(70,000)
Proceeds from bonds payable	400,000
Principal payments on bonds payable	(48,625)	(38,625)
Increase in restricted cash	(27,031)	(7,262)
Debt issuance costs	(8,312)	(11,669)
Issuance of common shares upon exercise of share options	5,840	3,787
Excess tax benefit from share-based compensation awards	3,491
Capital contributions from noncontrolling interest	749
Dividends paid	(45,421)	(34,606)
Net cash provided by (used in) financing activities	549,889	(27,375)
Effect of exchange rate changes	189	12
Net increase in cash and cash equivalents	16,268	6,153
Cash and cash equivalents, beginning of the year	57,081	56,819
Cash and cash equivalents, end of period	73,349	62,972
Cash paid during the period for:
Interest and realized losses on interest rate swaps and caps, net	31,439	16,000
Net income taxes paid	133	325
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	(79,232)	126,000
Containers placed in direct financing and sales-type leases	34,625	20,814
Intangible assets relinquished for container purchases	7,646
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring
Net investment in direct financing and sales-type leases	8,896
Containers, net	$ 124,153